Net income per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 269,771	$ 39,236	¥ 209,130	¥ 85,424
Net (income) loss attributable to noncontrolling interests	(59)	(9)	(264)	1,209
Net income attributable to ordinary shareholders of Baozun Inc.	¥ 269,712	$ 39,227	¥ 208,866	¥ 86,633
Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ 1.59	$ 0.23	¥ 1.29	¥ 0.58
Diluted | (per share)	1.50	0.22	1.19	0.53
Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	4.76	0.69	3.87	1.74
Diluted | (per share)	¥ 4.51	$ 0.66	¥ 3.56	¥ 1.59
Weighted average number of ordinary shares
Basic	169,884,906	169,884,906	162,113,815	149,935,100
Diluted	179,327,029	179,327,029	176,115,049	163,926,674